UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[USAA
EAGLE
LOGO (R)]





PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SHORT-TERM BOND FUND
OCTOBER 31, 2008








                                                                      (Form N-Q)

48444-1208                                   (C)2008, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

USAA SHORT-TERM BOND FUND
October 31, 2008 (unaudited)


PRINCIPAL                                                COUPON                                  MARKET
AMOUNT       SECURITY                                    RATE          MATURITY                   VALUE
 ------------------------------------------------------------------------------------------------------

             CORPORATE OBLIGATIONS (28.2%)

             CONSUMER DISCRETIONARY (1.6%)
             ----------------------------
             BROADCASTING (1.3%)
$  1,000     Cox Communications, Inc.                     7.75%        11/01/2010       $           983
   1,000     Cox Enterprises, Inc. (a)                    7.38          6/15/2009                   963
   6,000     Liberty Media Corp.                          7.88          7/15/2009                 6,052
                                                                                        ---------------
                                                                                                  7,998
                                                                                        ---------------
             HOME IMPROVEMENT RETAIL (0.3%)
   2,000     Home Depot, Inc.                             5.20          3/01/2011                 1,846
                                                                                        ---------------
             Total Consumer Discretionary                                                         9,844
                                                                                        ---------------

             CONSUMER STAPLES (1.4%)
             ----------------------
             AGRICULTURAL PRODUCTS (0.4%)
   3,000     Cargill, Inc. (a)                            5.20          1/22/2013                 2,729
                                                                                        ---------------
             DRUG RETAIL (0.3%)
   2,000     Walgreen Co.                                 4.88          8/01/2013                 1,956
                                                                                        ---------------
             FOOD RETAIL (0.2%)
   1,000     Kroger Co.                                   8.05          2/01/2010                 1,005
                                                                                        ---------------
             PACKAGED FOODS & MEAT (0.2%)
   1,000     Kraft Foods, Inc.                            4.13         11/12/2009                   988
                                                                                        ---------------
             SOFT DRINKS (0.3%)
   1,000     Bottling Group, LLC                          6.95          3/15/2014                 1,023
   1,000     Coca Cola Enterprises, Inc.                  7.38          3/03/2014                 1,016
                                                                                        ---------------
                                                                                                  2,039
                                                                                        ---------------
             Total Consumer Staples                                                               8,717
                                                                                        ---------------

             ENERGY (3.0%)
             ------------
             INTEGRATED OIL & GAS (0.2%)
   1,425     Louisiana Land and Exploration Co.           7.63          4/15/2013                 1,464
                                                                                        ---------------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
   1,000     Baker Hughes, Inc.                           6.50         11/15/2013                 1,002
   2,000     Seacor Holdings, Inc.                        7.20          9/15/2009                 2,001
                                                                                        ---------------
                                                                                                  3,003
                                                                                        ---------------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   2,000     Southwestern Energy Co.                      7.63          5/01/2027                 1,980
   1,000     XTO Energy, Inc.                             5.00          8/01/2010                   984
   1,000     XTO Energy, Inc.                             4.63          6/15/2013                   858
                                                                                        ---------------
                                                                                                  3,822
                                                                                        ---------------
             OIL & GAS REFINING & MARKETING (0.2%)
   1,105     Teppco Partners, LP                          6.13          2/01/2013                 1,004
                                                                                        ---------------
             OIL & GAS STORAGE & TRANSPORTATION (1.5%)
   2,000     Enterprise Products Operating, LP            4.63         10/15/2009                 1,915
   2,000     NGPL PipeCo, LLC                             6.51         12/15/2012                 1,861

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1   |  USAA SHORT-TERM BOND FUND

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
PRINCIPAL                                                COUPON                                  MARKET
AMOUNT       SECURITY                                    RATE          MATURITY                   VALUE
-------------------------------------------------------------------------------------------------------

$  5,000     Rockies Express Pipeline, LLC (a),(b)        5.10% (c)     8/20/2009       $         5,004
   1,000     Teppco Partners, LP                          5.90          4/15/2013                   897
                                                                                        ---------------
                                                                                                  9,677
                                                                                        ---------------
             Total Energy                                                                        18,970
                                                                                        ---------------

             FINANCIALS (13.3%)
             ------------------
             CONSUMER FINANCE (0.5%)
   2,000     American Express Credit Corp.                5.88          5/02/2013                 1,673
   1,000     American Honda Finance Corp. (a)             6.70         10/01/2013                   982
   1,000     SLM Corp.                                    6.98 (c)      6/01/2009                   740
                                                                                        ---------------
                                                                                                  3,395
                                                                                        ---------------
             DIVERSIFIED BANKS (0.9%)
   2,170     First Tennessee Bank, N.A.                   4.63          5/15/2013                 1,454
   1,000     Huntington National Bank                     4.38          1/15/2010                   917
   2,000     National City Bank                           4.50          3/15/2010                 1,850
   1,000     Royal Bank of Scotland Group plc             9.12                  -(d)                926
     364     U.S. Central Credit Union                    2.70          9/30/2009                   355
                                                                                        ---------------
                                                                                                  5,502
                                                                                        ---------------
             LIFE & HEALTH INSURANCE (2.3%)
   2,000     Genworth Life Institutional Funding
               Trust (a)                                  5.88          5/03/2013                 1,355
   2,000     Jackson National Life Global Funding (a)     5.38          5/08/2013                 1,781
   2,000     MetLife Global Funding I (a)                 5.75          7/25/2011                 1,884
   1,000     MetLife Global Funding I (a)                 5.13          4/10/2013                   895
   3,000     Principal Life Income Fundings Trust         5.15          6/17/2011                 2,806
   2,000     Principal Life Income Fundings Trust         5.15          9/30/2011                 2,062
   2,000     Principal Life Income Fundings Trust         5.30         12/14/2012                 1,923
   2,000     Prudential Financial, Inc.                   5.15          1/15/2013                 1,718
                                                                                        ---------------
                                                                                                 14,424
                                                                                        ---------------
             MULTI-LINE INSURANCE (0.8%)
   3,000     Genworth Global Funding Trust                5.20         10/08/2010                 2,120
   3,000     MassMutual Global Funding II (a)             2.97 (c)     11/06/2009                 2,992
                                                                                        ---------------
                                                                                                  5,112
                                                                                        ---------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   3,000     Citigroup, Inc.                              4.25          7/29/2009                 2,950
   2,000     Citigroup, Inc.                              5.30         10/17/2012                 1,830
   5,000     General Electric Capital Corp. (b)           4.13          9/01/2009                 4,932
   2,000     ZFS Finance USA Trust IV (a)                 5.88          5/09/2032                 1,385
                                                                                        ---------------
                                                                                                 11,097
                                                                                        ---------------
             PROPERTY & CASUALTY INSURANCE (1.4%)
   2,000     Allstate Life Global Funding Trust           5.38          4/30/2013                 1,809
   5,000     Berkshire Hathaway Finance Corp. (b)         4.20         12/15/2010                 5,064
   2,262     Kern River Funding Corp. (a)                 6.68          7/31/2016                 2,078
                                                                                        ---------------
                                                                                                  8,951
                                                                                        ---------------
             REGIONAL BANKS (1.2%)
   2,000     Chittenden Corp.                             5.80          2/14/2017                 1,993
   2,000     Cullen/Frost Bankers, Inc.                   5.75          2/15/2017                 2,015
   2,000     M&I Marshall & Ilsley Bank                   5.15          2/22/2012                 1,652
   2,000     Susquehanna Bancshares, Inc.                 4.75          5/01/2014                 1,967
                                                                                        ---------------
                                                                                                  7,627
                                                                                        ---------------
             REITS - INDUSTRIAL (0.5%)
   2,000     AMB Property, LP                             6.30          6/01/2013                 1,943
   2,000     ProLogis Trust                               5.50          4/01/2012                 1,300
                                                                                        ---------------
                                                                                                  3,243
                                                                                        ---------------
             REITS - OFFICE (0.9%)
   2,000     Brandywine Operating Partnership, LP         4.50         11/01/2009                 1,835
   2,000     Duke Realty, LP                              6.80          2/12/2009                 1,954

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                                                    Portfolio of Investments | 2

================================================================================

PRINCIPAL                                                COUPON                                  MARKET
AMOUNT       SECURITY                                    RATE          MATURITY                   VALUE
-------------------------------------------------------------------------------------------------------

$  2,000     Duke Realty, LP                              5.63%         8/15/2011       $         1,741
                                                                                        ---------------
                                                                                                  5,530
                                                                                        ---------------
             REITS - RESIDENTIAL (1.3%)
   2,000     AvalonBay Communities, Inc.                  6.63          9/15/2011                 1,853
   1,000     AvalonBay Communities, Inc.                  5.50          1/15/2012                   873
   3,000     ERP Operating, LP                            4.75          6/15/2009                 2,952
   1,000     ERP Operating, LP                            6.63          3/15/2012                   910
   2,000     United Dominion Realty Trust, Inc.           6.50          6/15/2009                 1,706
                                                                                        ---------------
                                                                                                  8,294
                                                                                        ---------------
             REITS - RETAIL (0.6%)
   2,000     Developers Diversified Realty Corp.          3.88          1/30/2009                 1,970
   2,000     Simon Property Group, LP                     5.60          9/01/2011                 1,779
                                                                                        ---------------
                                                                                                  3,749
                                                                                        ---------------
             REITS - SPECIALIZED (0.3%)
   1,000     Health Care Property Investors, Inc.         5.95          9/15/2011                   899
   1,000     Nationwide Health Properties, Inc.           6.90         10/01/2037                   956
                                                                                        ---------------
                                                                                                  1,855
                                                                                        ---------------
             THRIFTS & MORTGAGE FINANCE (0.9%)
   2,255     Independence Community Bank Corp.            3.75          4/01/2014                 1,735
   2,000     Roslyn Bancorp, Inc.                         7.50         12/01/2008                 2,005
   2,000     World Savings Bank Federal Savings Bank      4.13         12/15/2009                 1,930
                                                                                        ---------------
                                                                                                  5,670
                                                                                        ---------------
             Total Financials                                                                    84,449
                                                                                        ---------------

             HEALTH CARE (0.3%)
             ------------------
             PHARMACEUTICALS (0.3%)
   2,000     Abbott Laboratories                          5.15         11/30/2012                 1,979
                                                                                        ---------------

             INDUSTRIALS (0.3%)
             -----------------
             AIRLINES (0.0%)
     106     America West Airlines, Inc.                  6.85          7/02/2009                   103
                                                                                        ---------------
             BUILDING PRODUCTS (0.1%)
   1,000     CRH America, Inc.                            5.63          9/30/2011                   900
                                                                                        ---------------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   1,000     Caterpillar Financial Services Corp.         4.85         12/07/2012                   929
                                                                                        ---------------
             Total Industrials                                                                    1,932
                                                                                        ---------------

             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
   1,000     Computer Sciences Corp. (a)                  5.50          3/15/2013                   868
                                                                                        ---------------

             MATERIALS (0.6%)
             ---------------
             DIVERSIFIED CHEMICALS (0.3%)
   1,000     E. I. du Pont de Nemours and Co.             5.00          1/15/2013                   960
   1,000     E. I. du Pont de Nemours and Co.             5.00          7/15/2013                   956
                                                                                        ---------------
                                                                                                  1,916
                                                                                        ---------------
             GOLD (0.3%)
   2,000     Barrick Gold Finance Co., LLC                6.13          9/15/2013                 1,875
                                                                                        ---------------
             Total Materials                                                                      3,791
                                                                                        ---------------

             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
   1,000     Verizon Communications, Inc.                 5.25          4/15/2013                   920
                                                                                        ---------------

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3 | USAA SHORT-TERM BOND FUND

 ===============================================================================

PRINCIPAL                                                COUPON                                  MARKET
AMOUNT       SECURITY                                    RATE          MATURITY                   VALUE
-------------------------------------------------------------------------------------------------------

             UTILITIES (7.5%)
             ----------------
             ELECTRIC UTILITIES (5.0%)
$  2,000     Alabama Power Co.                            3.00% (c)     8/25/2009       $         1,947
   1,269     Cedar Brakes II, LLC (a)                     9.88          9/01/2013                 1,317
   2,000     Cincinnati Gas & Electric Co.                5.70          9/15/2012                 1,951
   2,000     Commonwealth Edison Co.                      6.15          3/15/2012                 1,907
   1,367     Consumers Energy Co.                         4.00          5/15/2010                 1,304
   2,145     Detroit Edison Co.                           6.13         10/01/2010                 2,122
   2,000     Entergy Gulf States, Inc.                    6.00         12/01/2012                 1,855
   3,000     Entergy Louisiana, Inc.                      5.83         11/01/2010                 2,955
   2,000     FPL Group Capital, Inc.                      5.63          9/01/2011                 1,956
   2,000     ITC Holdings Corp. (a)                       5.25          7/15/2013                 1,851
   1,000     Northeast Utilities                          5.65          6/01/2013                   944
   2,000     Northern States Power Co.                    8.00          8/28/2012                 2,016
     940     Oglethorpe Power Corp.                       6.97          6/30/2011                   978
   2,000     Oncor Electric Delivery Co.,  LLC (a)        5.95          9/01/2013                 1,835
   2,000     PacifiCorp                                   6.90         11/15/2011                 1,992
   2,000     Pepco Holdings, Inc.                         4.00          5/15/2010                 1,915
   1,029     Power Contract Financing, LLC (a)            6.26          2/01/2010                 1,045
   2,000     PPL Capital Funding, Inc.                    4.33          3/01/2009                 2,000
                                                                                        ---------------
                                                                                                 31,890
                                                                                        ---------------
             GAS UTILITIES (1.3%)
   2,000     AGL Capital Corp.                            7.13          1/14/2011                 2,025
   3,000     Atmos Energy Corp.                           4.00         10/15/2009                 2,829
   1,000     Energy Transfer Partners, LP                 6.00          7/01/2013                   888
   2,000     Kinder Morgan Energy Partners, LP            6.75          3/15/2011                 1,930
   1,000     ONEOK Partners, LP                           5.90          4/01/2012                   926
                                                                                        ---------------
                                                                                                  8,598
                                                                                        ---------------
             MULTI-UTILITIES (1.2%)
   2,000     Black Hills Corp.                            6.50          5/15/2013                 1,881
   2,000     CenterPoint Energy Houston Electric, LLC     5.70          3/15/2013                 1,770
   1,000     CenterPoint Energy, Inc.                     7.25          9/01/2010                   972
   1,000     Energy East Corp.                            6.75          6/15/2012                   973
   2,000     Nisource Finance Corp.                       7.88         11/15/2010                 1,807
                                                                                        ---------------
                                                                                                  7,403
                                                                                        ---------------
             Total Utilities                                                                     47,891
                                                                                        ---------------
             Total Corporate Obligations (cost: $191,892)                                       179,361
                                                                                        ---------------

             EURODOLLAR AND YANKEE OBLIGATIONS (3.2%)

             ENERGY (0.6%)
             ------------
             INTEGRATED OIL & GAS (0.5%)
   3,101     PEMEX Finance Ltd.                           9.03          2/15/2011                 3,270
                                                                                        ---------------
             OIL & GAS DRILLING (0.1%)
     546     Delek & Avner-Yam Tethys Ltd. (a)            3.90 (c)      8/01/2013                   546
                                                                                        ---------------
             Total Energy                                                                         3,816
                                                                                        ---------------

             FINANCIALS (2.3%)
             ----------------
             DIVERSIFIED BANKS (1.7%)
   3,000     ANZ Capital Trust I (a)                      4.48                  -(d)              2,438
   3,000     Barclays Bank plc (a)                        7.38                  -(d)              2,205
   2,000     DnB Holding ASA (a)                          7.73                  -(d)              1,668
   2,000     HSBC Capital Funding, LP (a)                 9.55                  -(d)              1,660
   3,000     Mizuho Financial Group, Inc.                 8.38                  -(d)              2,647
                                                                                        ---------------
                                                                                                 10,618
                                                                                        ---------------
             DIVERSIFIED CAPITAL MARKETS (0.3%)
   2,500     UBS Preferred Funding Trust II               7.25                  -(d)              1,750
                                                                                        ---------------

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                                                    Portfolio of Investments | 4

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
PRINCIPAL                                                COUPON                                  MARKET
AMOUNT       SECURITY                                    RATE          MATURITY                   VALUE
-------------------------------------------------------------------------------------------------------

             MULTI-LINE INSURANCE (0.3%)
$  3,000     ING Capital Funding Trust III                8.44%                 -(d)    $         2,336
                                                                                        ---------------
             Total Financials                                                                    14,704
                                                                                        ---------------

             INDUSTRIALS (0.3%)
             -----------------
             INDUSTRIAL CONGLOMERATES (0.3%)
   2,000     Siemens Finance (a)                          5.50          2/16/2012                 1,962
                                                                                        ---------------
             Total Eurodollar and Yankee Obligations (cost: $25,025)                             20,482
                                                                                        ---------------

             ASSET-BACKED SECURITIES (17.2%)

             FINANCIALS (17.2%)
             -----------------
             ASSET-BACKED FINANCING (17.2%)
     394     Aerco Ltd. (a)                               5.08 (c)      7/15/2025                   396
   3,000     AESOP Funding II, LLC (a)                    4.50          3/20/2012                 2,354
     320     Airport Airplanes                            2.86 (c)      3/15/2019                   272
   3,000     american Express Credit Account Master
                Trust (a)                                 4.79 (c)      8/15/2011                 2,965
   2,000     American Express Credit Account Master
                Trust                                     4.84 (c)     12/15/2013                 1,580
     352     AmeriCredit Automobile Receivables Trust     5.31          1/06/2011                   352
   5,000     AmeriCredit Automobile Receivables Trust     6.96         10/14/2014                 4,338
  10,000     ARG Funding Corp. (a),(b)                    4.29          4/20/2011                 9,187
   3,619     Aviation Capital Group Trust (INS)(a)        4.98 (c)      9/20/2033                 3,494
   4,000     Banc of America Mortgage Securities, Inc.    4.14 (c)      7/25/2034                 3,921
   2,000     Banc of America Securities Auto Trust        5.51          2/19/2013                 1,734
   4,000     Bank of America Auto Trust (a)               5.73          1/20/2013                 3,734
   2,000     Bank One Issuance Trust                      4.77          2/16/2016                 1,388
   2,000     Cabela's Credit Card Master Note Trust (a)   5.26         10/15/2014                 1,722
   1,099     Capital One Auto Finance Trust               5.29          5/17/2010                 1,087
   1,352     Capital One Auto Finance Trust (INS)         4.71          6/15/2012                 1,255
   2,000     Capital One Auto Finance Trust               4.59 (c)      5/15/2013                 1,554
   1,000     Capital One Multi-asset Execution Trust      6.00          8/15/2013                   884
   2,100     CarMax Auto Owner Trust                      4.82         10/15/2011                 1,983
   2,000     Caterpillar Financial Asset Trust            5.34          6/25/2012                 1,982
   2,000     Caterpillar Financial Asset Trust            4.94          4/25/2014                 1,921
   3,000     CenterPoint Energy Transition Bond Co.,
                LLC                                       4.19          2/01/2020                 2,744
   3,000     Citibank Credit Card Issuance Trust          5.15          3/07/2011                 2,966
   1,000     Citibank Credit Card Issuance Trust          6.95          2/18/2014                   836
   4,000     Citibank Credit Card Issuance Trust          6.30          6/20/2014                 3,176
      76     Citicorp Residential Mortgage Trust          5.82         11/25/2036                    76
   1,362     CPS Auto Receivables Trust (a)               5.27         10/15/2010                 1,351
   5,000     CPS Auto Receivables Trust (INS)             6.48          7/15/2013                 4,521
   3,000     Credit Acceptance Auto Dealer Loan Trust     6.16          4/15/2013                 3,002
     792     E*Trade RV and Marine Trust                  3.62         10/08/2018                   765
   3,000     Fifth Third Auto Trust                       4.81          1/15/2013                 2,843
   2,000     GE Capital Credit Card Master Note Trust     4.67 (c)      9/15/2012                 1,864
     600     GE Capital Credit Card Master Note Trust     4.73          3/15/2013                   536
   1,000     GE Capital Credit Card Master Note Trust     4.86          6/15/2013                   835
   1,000     GE Capital Credit Card Master Note Trust     4.60          3/15/2015                   780
   1,046     GE Equipment Small Ticket, LLC (a)           4.62         12/22/2014                 1,030
   4,000     Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011                 3,562
     121     Honda Auto Receivables Owner Trust           4.85         10/19/2009                   121
   2,000     HSBC Automotive Trust                        4.94         11/19/2012                 1,887
   2,000     Hyundai Auto Receivables Trust               5.48         11/17/2014                 1,810
   4,000     Long Beach Acceptance Auto Receivables
                Trust                                     5.50          5/15/2013                 3,850
   3,500     MBNA Master Credit Card Note Trust (a)       6.65          8/15/2011                 3,453
   2,000     MBNA Master Credit Card Note Trust           6.80          7/15/2014                 1,589
   3,000     Nissan Auto Receivables Owner Trust          4.28          6/16/2014                 2,733
   2,000     Nissan Auto Receivables Owner Trust          5.05         11/17/2014                 1,808
   3,000     Rental Car Finance Corp. (a)                 3.40 (c)      7/25/2013                 2,409
   2,000     SLM Student Loan Trust                       4.09         10/25/2038                 1,584
     794     Triad Automobile Receivables Owners
                Trust                                     4.77          1/12/2011                   786

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5 | USAA SHORT-TERM BOND FUND

================================================================================

PRINCIPAL                                                COUPON                                  MARKET
AMOUNT       SECURITY                                    RATE          MATURITY                   VALUE
-------------------------------------------------------------------------------------------------------

$    466     Triad Automobile Receivables Owners
                Trust                                     5.26%        11/14/2011       $           457
   2,239     UPFC Auto Receivables Trust                  5.75          9/15/2010                 2,216
   2,488     USXL Funding, LLC (INS)(a)                   5.38          4/15/2014                 2,270
   2,000     Wachovia Auto Owner Trust                    5.35          3/20/2014                 1,797
   2,000     WFS Financial Owner Trust                    4.76          5/17/2013                 1,481
                                                                                        ---------------
                                                                                                109,241
                                                                                        ---------------
             Total Financials                                                                   109,241
                                                                                        ---------------
             Total Asset-Backed Securities (cost: $116,930)                                     109,241
                                                                                        ---------------

             COMMERCIAL MORTGAGE SECURITIES (24.9%)

             FINANCIALS (24.9%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (22.6%)
   3,000     Banc of America Commercial Mortgage, Inc.    6.02          3/10/2013                 2,577
   2,000     Banc of America Commercial Mortgage, Inc.    4.65          9/11/2036                 1,800
   1,275     Banc of America Commercial Mortgage, Inc.    3.52         11/10/2038                 1,268
   4,000     Banc of America Commercial Mortgage, Inc.    4.99 (c)     11/10/2042                 3,694
   5,557     Banc of America Commercial Mortgage, Inc.    4.78          7/10/2043                 5,000
   3,000     Banc of America Commercial Mortgage, Inc.    5.33          7/10/2045                 2,704
   1,826     Bear Stearns Commercial Mortgage
                Securities, Inc.                          4.00          3/13/2040                 1,726
   3,000     Chase Commercial Mortgage Securities Corp.   7.73          1/15/2032                 2,974
   2,673     Chase Commercial Mortgage Securities Corp.   7.32         10/15/2032                 2,686
   2,077     Commercial Mortgage Asset Trust              6.64          1/17/2032                 2,071
   2,000     Commercial Mortgage Asset Trust              7.64         11/17/2032                 1,982
   2,000     Commercial Mortgage Trust                    4.58         10/15/2037                 1,782
   1,996     Commercial Mortgage Trust (a)                4.02          3/03/2041                 1,685
   1,000     Commercial Mortgage Trust (a)                5.15          5/10/2043                   994
   2,000     Credit Suisse First Boston Mortgage
                Securities Corp. (a)                      5.78         12/15/2035                 1,760
   1,000     Credit Suisse First Boston Mortgage
                Securities Corp.                          4.92          4/15/2037                   698
   5,150     Credit Suisse First Boston Mortgage
                Securities Corp. (b)                      3.88         10/15/2039                 5,074
   3,972     Credit Suisse First Boston Mortgage
                Securities Corp.                          7.55          4/15/2062                 3,978
   1,950     Deutsche Mortgage & Asset Receiving
                Corp.                                     7.50          6/15/2031                 1,961
   1,000     Diversified REIT (a),(b)                     6.97          3/08/2010                 1,015
     286     Diversified REIT (a)                         6.78          3/18/2011                   288
   3,000     Diversified REIT (a),(b)                     6.78          3/18/2011                 3,045
     807     DLJ Commercial Mortgage Corp.                7.30          6/10/2032                   807
   5,000     DLJ Commercial Mortgage Corp.                8.12 (c)     10/10/2032                 5,027
   2,000     First Union National Bank-Chase Manhattan
                Bank Commercial Mortgage Trust            7.06          6/15/2031                 1,995
     618     G-Force, LLC (a)                             4.39          8/22/2036                   557
     340     GE Commercial Mortgage Corp.                 4.17          7/10/2037                   327
   4,000     Global Signal Trust III (a)                  5.36          2/15/2036                 3,821
   5,000     GMAC Commercial Mortgage Security, Inc.      7.30 (c)      9/15/2033                 5,034
   2,219     GS Mortgage Securities Corp. II (a)          6.04          8/15/2018                 2,190
   1,000     GS Mortgage Securities Corp. II              5.53          8/10/2038                   787
   1,594     GS Mortgage Securities Corp. II              4.30          1/10/2040                 1,488
   1,517     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          6.24          4/15/2035                 1,499
   4,000     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          4.82          9/12/2037                 3,588
   4,200     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          4.87         10/15/2042                 3,787
   2,000     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          5.49          4/15/2043                 1,776
   4,000     J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (b)                      5.79          6/12/2043                 3,566
   2,000     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          5.88 (c)      4/15/2045                 1,806

================================================================================
                                                    Portfolio of Investments | 6

================================================================================

PRINCIPAL                                                COUPON                                  MARKET
AMOUNT       SECURITY                                    RATE          MATURITY                   VALUE
-------------------------------------------------------------------------------------------------------

$  3,000     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          5.52%         5/12/2045       $         2,613
   3,000     J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                          5.37          5/15/2045                 2,608
   2,000     LB-UBS Commercial Mortgage Trust (a)         6.83          7/14/2016                 1,972
     569     LB-UBS Commercial Mortgage Trust             6.27          6/15/2020                   566
   1,500     LB-UBS Commercial Mortgage Trust             4.56          9/15/2026                 1,449
   2,624     LB-UBS Commercial Mortgage Trust             5.02          2/15/2031                 2,570
   2,287     Merrill Lynch Mortgage Investors, Inc.       7.56         11/15/2031                 2,286
   1,500     Merrill Lynch Mortgage Trust                 5.10 (c)      7/12/2038                   940
   3,000     Merrill Lynch-Countrywide Commercial
                Mortgage Trust                            5.38          7/12/2046                 2,600
   2,944     Morgan Stanley Dean Witter Capital I,
                Inc.                                      6.51          4/15/2034                 2,891
   2,789     Morgan Stanley Dean Witter Capital I,
                Inc. (a)                                  4.97          5/24/2043                 2,744
     900     Morgan Stanley Dean Witter Capital I,
                Inc. (a)                                  5.13          5/24/2043                   751
   2,000     Mortgage Capital Funding, Inc.               7.18 (c)      6/18/2030                 2,007
   5,300     Nationslink Funding Corp. (a)                7.10 (c)      1/20/2031                 5,220
   2,000     Prudential Securities Secured Financing
                Corp.                                     6.76          6/16/2031                 1,856
   2,505     Salomon Brothers Mortgage Securities VII,
                Inc.                                      7.46          7/18/2033                 2,498
   2,412     Salomon Brothers Mortgage Securities VII,
                Inc.                                      4.47          3/18/2036                 2,265
   2,000     SBA Trust (a)                                5.45         11/15/2036                 1,861
   4,038     Structured Asset Securities Corp.            7.15         10/12/2034                 4,046
     457     Trizechahn Office Properties Trust (a)       6.09          5/15/2016                   472
   4,500     Wachovia Bank Commercial Mortgage Trust      4.66          4/15/2042                 4,247
   2,000     Wachovia Bank Commercial Mortgage Trust      5.17 (c)     10/15/2044                 1,840
   5,000     Wachovia Bank Commercial Mortgage Trust      5.50         10/15/2048                 4,510
                                                                                        ---------------
                                                                                                143,629
                                                                                        ---------------
             ESCROWED BONDS (1.5%)
   4,000     Four Times Square Trust                      7.80          4/15/2015                 4,051
   2,507     GS Mortgage Securities Corp. II (a)          6.21          2/14/2016                 2,487
   3,000     GS Mortgage Securities Corp. II (a)          6.77          5/03/2018                 3,228
                                                                                        ---------------
                                                                                                  9,766
                                                                                        ---------------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
   9,250     Bear Stearns Commercial Mortgage
                Securities, Inc., acquired
                6/17/2004; cost $538(a),(e)               1.83          5/14/2016                    94
  44,160     Credit Suisse First Boston Mortgage
                Securities Corp., acquired
                2/26/2004 and 8/30/2004; cost
                $1,976(a),(e)                             0.93          1/15/2037                   868
   8,236      Credit Suisse First Boston Mortgage
                Securities Corp., acquired
                6/17/2003 and 8/04/2005; cost
                $726(a),(e)                               1.70          5/15/2038                   194
  46,199     First Union National Bank Commercial
                Mortgage Trust, acquired 6/06/2006;
                cost $1,208(a),(e)                        0.96          2/12/2034                   133
  10,107     Greenwich Capital Commercial Funding
                Corp., acquired 7/17/2003; cost
                $586(a),(e)                               1.98          1/11/2035                   204
  40,914     LB-UBS Commercial Mortgage Trust,
                acquired 5/20/2003 and 12/14/2007;
                cost $1,295(a),(e)                        1.03          2/15/2037                   642
  57,724     Morgan Stanley Cap I, Inc., acquired
                5/09/2008; cost $1,369(a),(e)             0.91          4/15/2038                 1,193
  67,772     Morgan Stanley Cap I, Inc., acquired
                5/09/2008; cost $1,784(a),(e)             0.94          1/13/2041                 1,715
                                                                                        ---------------
                                                                                                  5,043
                                                                                        ---------------
             Total Financials                                                                   158,438
                                                                                        ---------------
             Total Commercial Mortgage Securities (cost: $167,224)                              158,438
                                                                                        ---------------

             U.S. GOVERNMENT AGENCY ISSUES (15.9%)(F)

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
   2,000     Freddie Mac (+)                              4.50          1/15/2029                 2,012
                                                                                        ---------------

================================================================================
7 | USAA SHORT-TERM BOND FUND

================================================================================

PRINCIPAL                                                COUPON                                  MARKET
AMOUNT       SECURITY                                    RATE          MATURITY                   VALUE
-------------------------------------------------------------------------------------------------------

             DEBENTURES (0.7%)
$  4,000     Fannie Mae (+)                               6.74% (c)     2/17/2009       $         4,005
                                                                                        ---------------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
   7,106     Government National Mortgage Assn.           1.77 (c)      7/16/2010                   148
                                                                                        ---------------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (14.9%)
   9,963     Fannie Mae (+)                               5.00          9/01/2023                 9,747
  15,000     Fannie Mae (+) (g)                           5.00         11/01/2023                14,665
   7,029     Fannie Mae (+)                               5.50         12/01/2020                 7,023
   4,722     Fannie Mae (+)                               5.50          2/01/2023                 4,712
  14,393     Fannie Mae (+)                               5.50          6/01/2023                14,364
   9,808     Fannie Mae (+)                               6.00         10/01/2022                 9,887
   4,845     Fannie Mae (+)                               6.00          1/01/2023                 4,884
   4,889     Fannie Mae (+)                               6.00          7/01/2023                 4,928
   9,695     Fannie Mae (+)                               6.00          1/01/2023                 9,773
   3,903     Freddie Mac (+)                              5.00          5/01/2020                 3,820
   2,199     Freddie Mac (+)                              5.00          9/01/2020                 2,152
   3,938     Freddie Mac (+)                              5.40 (c)      4/01/2035                 3,945
   1,368     Freddie Mac (+)                              5.50         11/01/2018                 1,373
   3,347     Freddie Mac (+)                              5.50          4/01/2021                 3,336
                                                                                        ---------------
                                                                                                 94,609
                                                                                        ---------------
             Total U.S. Government Agency Issues (cost: $101,787)                               100,774
                                                                                        ---------------

             MUNICIPAL BONDS (5.2%)

             AIRPORT/PORT (0.6%)
     990     Cleveland (INS)                              5.24          1/01/2017                   971
   2,745     College Park Georgia (INS)                   5.66          1/01/2012                 2,752
                                                                                        ---------------
                                                                                                  3,723
                                                                                        ---------------
             APPROPRIATED DEBT (0.2%)
   1,440     Reeves County (INS)                          5.75          3/01/2012                 1,434
                                                                                        ---------------
             COMMUNITY SERVICE (0.2%)
   1,500     American National Red Cross                  5.36         11/15/2011                 1,524
                                                                                        ---------------
             ELECTRIC UTILITIES (0.4%)
   2,345     Mississippi Dev. Bank (INS)                  5.24          7/01/2011                 2,398
                                                                                        ---------------
             ELECTRIC/GAS UTILITIES (0.5%)
   1,750     Energy Northwest                             5.23          7/01/2011                 1,752
   1,121     Pedernales Electric Cooperative, Inc.
                 (INS)(a)                                 4.09         11/15/2012                 1,127
                                                                                        ---------------
                                                                                                  2,879
                                                                                        ---------------
             GENERAL OBLIGATION (0.8%)
   5,100     Detroit (INS)                                5.00          4/01/2009                 5,108
                                                                                        ---------------
             HOSPITAL (0.4%)
   1,000     Medical Univ. Hospital Facilities Auth.
                   (INS)                                  3.92          2/15/2009                   997
   1,340     New Jersey Health Care Facilities
                   Financing Auth.                        5.07          3/01/2009                 1,343
                                                                                        ---------------
                                                                                                  2,340
                                                                                        ---------------
             NURSING/CCRC (0.3%)
   2,000     Waco Health Facilities Development Corp.
                   (INS)                                  5.27          2/01/2016                 2,060
                                                                                        ---------------

================================================================================
                                                    Portfolio of Investments | 8

================================================================================

PRINCIPAL                                                COUPON                                  MARKET
AMOUNT       SECURITY                                    RATE          MATURITY                   VALUE
-------------------------------------------------------------------------------------------------------

             SINGLE FAMILY HOUSING (0.5%)
$  3,000     Housing Opportunities Commission of
                Montgomery County                         5.23%         1/01/2009       $         3,002
                                                                                        ---------------
             SPECIAL ASSESSMENT/TAX/FEE (1.3%)
   1,500     Charlotte                                    5.40         12/01/2008                 1,502
     795     City and County of San Francisco
                Redevelopment Financing Auth. (INS)       5.62          8/01/2016                   814
   1,000     New York State Environmental Facilities
                Corp. (INS)                               4.02         12/15/2009                   994
   3,000     New York State Housing Finance Agency        5.17          9/15/2009                 3,015
   1,000     New York State Housing Finance Agency        5.19          9/15/2011                 1,012
   1,000     Short Pump Town Center Community Dev.
                Auth. (a)                                 6.26          2/01/2009                 1,002
                                                                                        ---------------
                                                                                                  8,339
                                                                                        ---------------
             Total Municipal Bonds (cost: $32,624)                                               32,807
                                                                                        ---------------


             MONEY MARKET INSTRUMENTS (7.0%)

             COMMERCIAL PAPER (5.8%)

             CONSUMER STAPLES (1.9%)
             ----------------------
             PACKAGED FOODS & MEAT (1.9%)
  12,209     Kraft Foods, Inc.                            4.25         11/03/2008                12,206
                                                                                        ---------------

             MATERIALS (3.9%)
             ----------------
             PAPER PACKAGING (3.9%)
  24,485     Sonoco Products Co.                          2.75         11/03/2008                24,481
                                                                                        ---------------
             Total Commercial Paper                                                              36,687
                                                                                        ---------------

             VARIABLE-RATE DEMAND NOTES (1.2%)

             MUNICIPAL BONDS (0.8%)
             ---------------------
             HOSPITAL (0.8%)
   5,000     California Health Facilities Financing
                Auth.  (LIQ)(INS)                      8.00             7/01/2020                 5,000
                                                                                        ---------------

             UTILITIES (0.4%)
             ---------------
             ELECTRIC UTILITIES (0.4%)
   3,000     Gulf Coast IDA                               6.40          5/01/2039                 3,000
                                                                                        ---------------
             Total Variable-Rate Demand Notes                                                     8,000
                                                                                        ---------------
             Total Money Market Instruments (cost:
             $44,687)                                                                            44,687
                                                                                        ---------------


             TOTAL INVESTMENTS (COST: $680,169)                                         $       645,790
                                                                                        ===============

================================================================================
9 | USAA SHORT-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Short-Term Bond Fund Shares and, effective August 1, 2008, Short-Term Bond Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

4. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

================================================================================
                                          Notes to Portfolio of Investments | 10

================================================================================

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying a Fund's index or in other financial instruments. A contract to buy establishes a long position while a contract to sell establishes a short position. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for  financial  statement  purposes as unrealized  gains or losses.  In
addition  to  the   segregation  of  securities  to  cover  the  initial  margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations. As of October 31, 2008, the Fund did not invest in any futures contracts.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================
11 | USAA SHORT-TERM BOND FUND

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

                                                     Investments in
Valuation Inputs                                         Securities
-------------------------------------------------------------------
Level 1 - Quoted Prices                               $  4,005,000
Level 2 - Other Significant Observable Inputs          641,785,000
Level 3 - Significant Unobservable Inputs                        -
-------------------------------------------------------------------
Total                                                 $645,790,000
-------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2008, were $1,640,000 and $36,019,000, respectively, resulting in net unrealized depreciation of $34,379,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $635,429,000 at October 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments.

================================================================================
                                          Notes to Portfolio of Investments | 12

================================================================================

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA       Industrial Development Authority/Agency
REIT      Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)     Principal and interest  payments are insured by one of the  following:
          ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Corp., or MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from JP Morgan Chase Bank, NA.

================================================================================
13 | USAA SHORT-TERM BOND FUND

================================================================================

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) At October 31, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2008.

(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2008, was $5,043,000, which represented 0.8% of the Fund's net assets.

(f) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs), indicated with "+" are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSE's obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(g) At October 31, 2008, the aggregate market value of securities purchased on a when-issued basis was $14,665,000.

================================================================================
                                          Notes to Portfolio of Investments | 14



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.